Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - ECLs measured using simplified approach (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R$ 177,681,987	R$ 127,745,263
Evaluated at amortized cost | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,577,150	2,474,437
Evaluated at amortized cost | Securities trading and intermediation | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,376,179	1,487,639
Evaluated at amortized cost | Accounts Receivable | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	632,673	475,617
Evaluated at amortized cost | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R$ 3,568,298	R$ 511,181